UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2016

Item 1. Schedule of Investments.

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 93.2%
	BRAZIL – 4.2%
1,140	Banco Bradesco S.A. - ADR	$5,210
13,700	Banco do Brasil S.A.	47,765
4,800	Braskem S.A. - ADR	57,552
700	Cia Energetica de Minas Gerais - ADR	1,036
5,900	Cosan Ltd. - Class A	19,116
200	CVC Brasil Operadora e Agencia de Viagens S.A.	625
20,700	Direcional Engenharia S.A.	17,104
1,000	EDP - Energias do Brasil S.A.	3,039
3,100	Eternit S.A.	1,418
400	Ez Tec Empreendimentos e Participacoes S.A.	1,237
1,900	Iochpe Maxion S.A.	5,085
17,400	Itau Unibanco Holding S.A. - ADR	109,446
41,400	JBS S.A.	112,158
400	Multiplus S.A.	3,171
28,400	QGEP Participacoes S.A.	29,695
2,600	Raia Drogasil S.A.	27,013
1,000	Rodobens Negocios Imobiliarios S.A.	1,085
1,700	TPI - Triunfo Participacoes e Investimentos S.A.	1,930
3,800	Tupy S.A.	16,900
800	Wilson Sons Ltd.	5,706
		466,291
	CHILE – 0.7%
38	Banco de Credito e Inversiones	1,470
5,061,212	Corpbanca S.A.	38,346
156	Inversiones La Construccion S.A.	1,554
20,213	Quinenco S.A.	35,983
100	Sociedad Quimica y Minera de Chile S.A. - ADR	1,623
118,663	Vina San Pedro Tarapaca S.A.	1,108
		80,084
	CHINA – 19.5%
50,000	361 Degrees International Ltd.	16,319
1,000	AAC Technologies Holdings, Inc.	6,407
6,000	Agile Property Holdings Ltd.	2,883
68,000	Agricultural Bank of China Ltd. - Class H	24,273
600	Alibaba Group Holding Ltd. - ADR *	40,218
267,000	Bank of China Ltd. - Class H	104,550
23,000	Bank of Communications Co., Ltd. - Class H	14,062
26,000	Baoye Group Co., Ltd. - Class H	15,003
22,000	Beijing Capital Land Ltd. - Class H	8,249
48,000	Central China Real Estate Ltd.	8,763
45,000	China Aoyuan Property Group Ltd.	8,308
109,000	China Cinda Asset Management Co., Ltd. - Class H	34,297

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CHINA (Continued)
23,000	China CITIC Bank Corp. Ltd. - Class H *	$13,469
4,000	China Communications Services Corp. Ltd. - Class H	1,575
469,000	China Construction Bank Corp. - Class H	286,322
77,000	China Dongxiang Group Co., Ltd.	15,427
68,000	China Eastern Airlines Corp. Ltd. - Class H *	33,201
268,000	China Everbright Bank Co., Ltd. - Class H	126,249
8,500	China Hongqiao Group Ltd.	4,658
58,000	China Lesso Group Holdings Ltd.	31,565
24,000	China Lilang Ltd.	13,784
2,000	China Oriental Group Co., Ltd. *	—
2,000	China Petroleum & Chemical Corp. - Class H	1,130
43,000	China SCE Property Holdings Ltd.	9,229
22,500	China Shenhua Energy Co., Ltd. - Class H	33,973
28,000	China Southern Airlines Co., Ltd. - Class H	16,979
406,000	China Suntien Green Energy Corp. Ltd. - Class H	45,756
96,000	China Telecom Corp. Ltd. - Class H	45,153
23,200	China Zhongwang Holdings Ltd.	10,507
1,000	Chlitina Holding Ltd.	9,858
130,000	Chongqing Machinery & Electric Co., Ltd. - Class H	13,861
11,000	Chongqing Rural Commercial Bank Co., Ltd. - Class H	5,630
44,000	CIFI Holdings Group Co., Ltd.	8,340
79,000	CNOOC Ltd.	80,519
101,000	Country Garden Holdings Co., Ltd.	39,147
84,000	Fantasia Holdings Group Co., Ltd.	9,077
56,000	Future Land Development Holdings Ltd.	6,834
175,000	Geely Automobile Holdings Ltd.	75,338
11,200	Guangzhou R&F Properties Co., Ltd. - Class H	12,104
185,000	Harbin Bank Co., Ltd. - Class H [1]	48,132
24,000	Huadian Power International Corp. Ltd. - Class H	14,347
48,000	Huaneng Power International, Inc. - Class H	39,492
3,000	Huishang Bank Corp. Ltd. - Class H	1,346
250,000	Industrial & Commercial Bank of China Ltd. - Class H	130,110
13,000	KWG Property Holding Ltd.	8,240
28,500	Longfor Properties Co., Ltd.	36,410
38,000	Modern Land China Co., Ltd. *	7,570
800	NetEase, Inc. - ADR	124,912
64,000	Peak Sport Products Co., Ltd.	16,261
34,000	PICC Property & Casualty Co., Ltd. - Class H	58,159
46,000	Powerlong Real Estate Holdings Ltd.	8,241
25,500	Sinopec Engineering Group Co., Ltd. - Class H	21,477
40,000	Sinopec Shanghai Petrochemical Co., Ltd. - Class H *	16,219
7,600	Sinopharm Group Co., Ltd. - Class H	26,996
2,000	Sunac China Holdings Ltd.	1,246
16,200	Tencent Holdings Ltd.	304,343

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CHINA (Continued)
2,000	Tianneng Power International Ltd. *	$1,495
86,000	Trigiant Group Ltd.	15,281
9,000	Xingda International Holdings Ltd.	1,670
63,000	Xiwang Special Steel Co., Ltd.	8,217
32,000	Youyuan International Holdings Ltd.	9,723
442,000	Yuanda China Holdings Ltd.	17,496
36,000	Yuzhou Properties Co., Ltd.	8,356
		2,158,756
	COLOMBIA – 0.2%
384	Bancolombia S.A.	2,644
111,520	Empresa de Telecomunicaciones de Bogota	18,516
		21,160
	CZECH REPUBLIC – 0.0%
244	CEZ A.S.	4,058

	EGYPT – 0.4%
6,573	Credit Agricole Egypt SAE	15,954
3,592	ElSewedy Electric Co.	15,479
2,856	Housing & Development Bank	7,958
		39,391
	GREECE – 0.5%
2,032	Aegean Airlines S.A.	16,463
1,693	Bank of Greece	17,203
200	Danaos Corp. *	1,046
1,533	Motor Oil Hellas Corinth Refineries S.A.	16,517
		51,229
	HONG KONG – 6.3%
28,000	AMVIG Holdings Ltd.	10,487
2,000	Chaoda Modern Agriculture Holdings Ltd. *	49
16,000	China Everbright Ltd.	33,268
23,000	China High Speed Transmission Equipment Group Co., Ltd. *	17,742
68,000	China Lumena New Materials Corp. *	—
6,000	China Metal Recycling Holdings Ltd. *	—
23,500	China Mobile Ltd.	258,127
66,000	China Power International Development Ltd.	29,478
32,000	China Resources Beer Holdings Co., Ltd.	51,030
22,000	China Resources Power Holdings Co., Ltd.	37,423
25,000	China Singyes Solar Technologies Holdings Ltd. *	11,943
576,000	CP Pokphand Co., Ltd.	48,584
630,000	GCL-Poly Energy Holdings Ltd.	81,243
34,000	Ju Teng International Holdings Ltd.	13,410
11,500	Kingboard Chemical Holdings Ltd.	17,684
39,500	Kingboard Laminates Holdings Ltd.	15,995

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HONG KONG (Continued)
20,000	Lee & Man Paper Manufacturing Ltd.	$11,334
62,000	Qingling Motors Co., Ltd. - Class H	17,111
11,000	Road King Infrastructure Ltd.	8,778
4,000	Shenzhen Investment Ltd.	1,546
2,500	Shimao Property Holdings Ltd.	3,524
32,000	Sino Biopharmaceutical Ltd.	22,051
6,000	Skyworth Digital Holdings Ltd.	3,118
		693,925
	HUNGARY – 0.1%
124	MOL Hungarian Oil & Gas PLC	6,029

	INDIA – 8.1%
26	Axis Bank Ltd. - GDR	791
2,451	Bajaj Holdings & Investment Ltd. - GDR	60,294
2,700	Dr Reddy's Laboratories Ltd. - ADR	121,311
11,597	Indiabulls Housing Finance Ltd. - GDR	120,784
21,724	Indiabulls Real Estate Ltd. - GDR *	17,714
5,800	Infosys Ltd. - ADR	103,878
4,465	Reliance Industries Ltd. - GDR [1]	135,289
28,217	Tata Global Beverages Ltd. - GDR	52,588
3,500	Tata Motors Ltd. - ADR *	87,430
913	United Spirits Ltd. - GDR *	16,736
8,500	Vedanta Ltd. - ADR	37,315
11,800	Wipro Ltd. - ADR	138,296
		892,426
	INDONESIA – 2.2%
329,300	Adaro Energy Tbk P.T.	12,714
503,300	Bank Bukopin Tbk	23,091
471,800	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk P.T.	29,929
267,800	Bank Tabungan Negara Persero Tbk P.T.	26,788
302,300	Global Mediacom Tbk P.T.	17,686
239,000	Indah Kiat Pulp & Paper Corp. Tbk P.T.	16,222
24,800	Indo Tambangraya Megah Tbk P.T.	8,754
1,743,300	MNC Investama Tbk P.T.	16,529
162,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk P.T.	16,957
653,700	Sri Rejeki Isman Tbk P.T.	12,729
30,100	Tambang Batubara Bukit Asam Persero Tbk P.T.	9,831
100	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	4,900
37,800	United Tractors Tbk P.T.	48,311
		244,441
	KOREA (REPUBLIC OF SOUTH) – 15.2%
2,851	Aju Capital Co., Ltd.	14,531
6,245	BNK Financial Group, Inc.	47,203

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	KOREA (REPUBLIC OF SOUTH) (Continued)
279	Dae Han Flour Mills Co., Ltd.	$42,808
1,240	Daewoong Co., Ltd.	66,758
1,540	Daishin Securities Co., Ltd.	15,596
2,493	DGB Financial Group, Inc.	18,650
28	Dongbu Insurance Co., Ltd.	1,590
3,144	DY Corp.	15,078
44	GS Holdings Corp.	1,862
90	Hana Financial Group, Inc.	1,620
1,161	Hankook Tire Co., Ltd.	45,277
3,729	Hanwha General Insurance Co., Ltd. *	23,084
4,613	Hanwha Investment & Securities Co., Ltd.	13,486
401	Hitejinro Holdings Co., Ltd.	5,348
974	Hy-Lok Corp.	21,770
355	Hyosung Corp.	32,513
777	Hyundai Corp.	15,983
125	Hyundai Engineering & Construction Co., Ltd.	3,856
63	Hyundai Marine & Fire Insurance Co., Ltd.	1,706
412	Hyundai Mobis Co., Ltd.	89,507
825	Hyundai Motor Co.	92,509
150	Industrial Bank of Korea	1,451
42	IS Dongseo Co., Ltd.	1,308
847	KB Capital Co., Ltd.	13,455
1,719	Kia Motors Corp.	65,267
280	KISCO Corp.	8,706
1,586	Korea Electric Power Corp.	69,623
71	Korea Petrochemical Ind Co., Ltd.	11,919
2,103	Korean Reinsurance Co.	23,357
45	KT&G Corp.	3,885
203	Kukdo Chemical Co., Ltd.	10,262
69	LG Display Co., Ltd.	1,268
5,159	LG Uplus Corp.	41,841
195	Lotte Chemical Corp.	45,353
17	Mirae Asset Securities Co., Ltd.	270
107	OCI Materials Co., Ltd.	9,997
5,970	Pan Ocean Co., Ltd. *	15,328
2,853	Partron Co., Ltd.	25,933
122	S&T Dynamics Co., Ltd.	1,281
23	S&T Holdings Co., Ltd.	575
31	S&T Motiv Co., Ltd.	2,193
33	S-Oil Corp.	2,173
5	Samchully Co., Ltd.	387
443	Samsung Electronics Co., Ltd.	428,582
1,054	Samyang Corp.	100,687
395	Seah Besteel Corp.	8,370

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	KOREA (REPUBLIC OF SOUTH) (Continued)
11	SeAH Holdings Corp.	$1,295
16	SeAH Steel Corp.	675
8	Shinsegae Co., Ltd.	1,425
382	Shinyoung Securities Co., Ltd.	15,820
785	Silicon Works Co., Ltd.	18,464
270	SK Gas Ltd.	16,393
388	SK Holdings Co., Ltd.	76,740
263	SK Hynix, Inc.	6,070
32	SK Innovation Co., Ltd. *	3,536
351	SKC Co., Ltd.	9,142
67	SL Corp.	984
299	Soulbrain Co., Ltd.	9,501
134	Sungwoo Hitech Co., Ltd.	927
143	Tongyang Life Insurance Co., Ltd.	1,222
258	Unid Co., Ltd.	9,094
36	Webzen, Inc. *	691
6,203	Woori Bank	45,849
		1,682,034
	MALAYSIA – 3.2%
9,600	AEON Credit Service M Bhd	25,355
13,800	AMMB Holdings Bhd	14,533
2,000	Dayang Enterprise Holdings Bhd	548
79,500	Evergreen Fibreboard Bhd *	23,655
2,000	Guinness Anchor Bhd	6,424
5,500	Hong Leong Industries Bhd	7,132
3,000	IGB Corp. Bhd	1,646
37,000	JCY International Bhd	6,275
20,300	Malayan Banking Bhd	42,044
1,300	Malaysian Pacific Industries Bhd	2,545
17,800	Matrix Concepts Holdings Bhd	10,153
97,400	Media Prima Bhd	30,005
15,200	MISC Bhd	32,185
2,800	MSM Malaysia Holdings Bhd	3,107
4,000	OSK Holdings Bhd	1,484
53,300	Star Media Group Bhd	29,889
14,700	Sunway Bhd	10,449
22,600	Ta Ann Holdings Bhd	27,359
1,900	Tenaga Nasional Bhd	6,233
15,400	TIME dotCom Bhd	28,317
13,700	Unisem M Bhd	6,483
21,600	UOA Development Bhd	10,761
8,500	YTL Hospitality REIT - REIT	2,148

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MALAYSIA (Continued)
75,100	YTL Power International Bhd	$26,610
		355,340
	MEXICO – 4.5%
41,000	Alpek S.A.B. de C.V.	52,669
5,900	America Movil S.A.B. de C.V. - ADR	83,426
17,500	Credito Real S.A.B. de C.V. SOFOM ER	36,799
12,100	Fibra Shop Portafolios Inmobiliarios SAPI de C.V. - REIT	11,334
1,000	Gentera S.A.B. de C.V.	1,789
6,500	Gruma S.A.B. de C.V. - Class B	98,480
16,100	Grupo Aeromexico S.A.B. de C.V. *	35,124
21,600	Grupo Herdez S.A.B. de C.V.	51,613
1,300	Grupo Mexico S.A.B. de C.V.	2,521
14,900	Industrias Bachoco S.A.B. de C.V.	53,758
9,400	Mexico Real Estate Management S.A. de C.V. - REIT *	11,106
5,600	Organizacion Soriana S.A.B. de C.V. - Class B *	12,118
7,600	PLA Administradora Industrial S de RL de C.V. - REIT *	12,143
7,900	Prologis Property Mexico S.A. de C.V. - REIT *	11,429
6,100	Qualitas Controladora S.A.B. de C.V. *	6,760
6,900	Rassini S.A.B. de C.V. - Class A	12,097
		493,166
	PERU – 0.1%
43,094	Ferreycorp S.A.A.	15,147

	PHILIPPINES – 1.7%
83,900	8990 Holdings, Inc.	11,933
7,390	Cebu Air, Inc.	11,984
211,000	Cosco Capital, Inc.	32,731
326,000	Filinvest Land, Inc.	10,158
975	Globe Telecom, Inc.	38,311
65,300	Lopez Holdings Corp.	7,131
30,500	San Miguel Corp.	46,780
8,160	Security Bank Corp.	24,390
117,600	Vista Land & Lifescapes, Inc.	9,281
		192,699
	POLAND – 1.3%
103	Asseco Poland S.A.	1,421
146	CD Projekt Red S.A. *	828
4,216	Enea S.A.	12,162
145	Lubelski Wegiel Bogdanka S.A.	1,095
10,763	PGE Polska Grupa Energetyczna S.A.	36,583
3,230	Polski Koncern Naftowy ORLEN S.A.	49,536
3,185	Polskie Gornictwo Naftowe i Gazownictwo S.A.	4,065
1,328	Powszechny Zaklad Ubezpieczen S.A.	10,581

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	POLAND (Continued)
3,950	Warsaw Stock Exchange	$33,479
		149,750
	QATAR – 1.0%
9,224	Aamal Co.	30,241
228	Barwa Real Estate Co.	2,031
150	Commercial Bank QSC	1,647
3,145	Qatar Industrial Manufacturing Co. QSC	32,050
1,499	Qatar Navigation QSC	35,204
2,997	United Development Co. QSC	15,224
		116,397
	RUSSIAN FEDERATION – 0.2%
2,737	Gazprom PAO - ADR	9,889
343	Lukoil PJSC - ADR	11,669
86	PhosAgro OAO - GDR	1,019
		22,577
	SOUTH AFRICA – 6.9%
3,126	Accelerate Property Fund Ltd. - REIT	1,122
3,052	AECI Ltd.	15,965
33,015	Arrowhead Properties Ltd. - Class A - REIT	16,419
6,714	Astral Foods Ltd.	41,251
282	Barclays Africa Group Ltd.	2,572
200	DataTec Ltd.	531
41,395	Delta Property Fund Ltd.	16,808
1,180	Emira Property Fund Ltd. - REIT	1,145
897	FirstRand Ltd.	2,545
1,279	Foschini Group Ltd.	9,981
1,081	Imperial Holdings Ltd.	8,302
1,388	Investec Property Fund Ltd. - REIT	1,145
417	Lewis Group Ltd.	1,148
8,324	Liberty Holdings Ltd.	58,689
9,303	Life Healthcare Group Holdings Ltd.	20,549
9,201	MTN Group Ltd.	81,308
799	Naspers Ltd. - N Shares	100,972
3,711	Nedbank Group Ltd.	44,085
11,873	Octodec Investments Ltd.	15,877
2,775	Redefine Properties Ltd. - REIT	1,666
12,463	RMB Holdings Ltd.	44,516
3,014	SA Corporate Real Estate Fund Nominees Pty Ltd. - REIT	825
12,144	Sappi Ltd. *	55,317
818	Sasol Ltd.	21,519
9,266	Standard Bank Group Ltd.	65,974

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH AFRICA (Continued)
21,304	Truworths International Ltd.	$132,314
		762,545
	TAIWAN – 12.2%
5,000	Advanced Wireless Semiconductor Co.	12,051
38,000	AmTRAN Technology Co., Ltd.	17,552
6,000	AU Optronics Corp.	1,560
75,000	Capital Securities Corp.	19,632
4,000	Casetek Holdings Ltd.	20,755
6,000	Catcher Technology Co., Ltd.	44,642
61,000	Central Reinsurance Co., Ltd.	26,703
355	Chimei Materials Technology Corp.	204
64,000	China Bills Finance Corp.	21,964
39,000	China Metal Products	29,614
27,000	China Motor Corp.	17,149
45,000	China Synthetic Rubber Corp.	31,107
76,000	Compal Electronics, Inc.	44,259
21,000	Compeq Manufacturing Co., Ltd.	12,091
22,779	Elitegroup Computer Systems Co., Ltd.	13,505
6,000	Eva Airways Corp. *	3,159
76,000	Far Eastern International Bank	21,211
16,000	Far EasTone Telecommunications Co., Ltd.	33,068
7,000	Farglory Land Development Co., Ltd.	6,861
19,040	Foxconn Technology Co., Ltd.	36,884
53,000	Fubon Financial Holding Co., Ltd.	58,518
116,000	Goldsun Building Materials Co., Ltd.	26,766
3,000	Grand Pacific Petrochemical	1,395
4,000	Hey Song Corp.	3,998
9,600	Highwealth Construction Corp.	8,915
5,000	Hiroca Holdings Ltd.	18,810
600	Holy Stone Enterprise Co., Ltd.	585
64,729	Hon Hai Precision Industry Co., Ltd.	152,282
4,000	Huaku Development Co., Ltd.	6,372
2,083	Industrial Bank of Taiwan	440
11,000	Innolux Corp.	3,144
3,000	King Yuan Electronics Co., Ltd.	1,999
3,000	Lien Hwa Industrial Corp.	1,691
43,000	Lite-On Technology Corp.	45,751
6,000	Masterlink Securities Corp.	1,594
22,000	Pegatron Corp.	50,274
2,000	Phison Electronics Corp.	14,550
19,000	Powertech Technology, Inc.	39,904
53,000	President Securities Corp.	20,079
26,000	Prince Housing & Development Corp.	7,221

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TAIWAN (Continued)
8,000	Radiant Opto-Electronics Corp.	$15,639
2,268	Ruentex Development Co., Ltd.	2,624
11,000	Ruentex Industries Ltd.	18,070
1,000	Shin Zu Shing Co., Ltd.	3,736
2,000	Shinkong Synthetic Fibers Corp.	520
29,977	Siliconware Precision Industries Co., Ltd.	46,423
9,000	Systex Corp.	13,900
6,000	Taishin Financial Holding Co., Ltd.	1,950
6,000	Taiwan Land Development Corp.	1,864
13,000	Taiwan Mobile Co., Ltd.	39,114
11,100	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	248,085
115	TSRC Corp.	82
3,000	Ttet Union Corp.	6,687
13,000	United Integrated Services Co., Ltd.	16,829
100,000	Waterland Financial Holdings Co., Ltd.	21,768
9,000	Win Semiconductors Corp.	14,343
1,000	Wisdom Marine Lines Co., Ltd.	1,071
475	Wistron Corp.	270
244	Wistron NeWeb Corp.	622
7,000	Zhen Ding Technology Holding Ltd.	14,881
		1,346,737
	THAILAND – 2.1%
58,330	AP Thailand PCL	9,126
1,400	Bangchak Petroleum PCL	1,155
10,386	Bangkok Expressway & Metro PCL *	1,555
5,600	Cal-Comp Electronics Thailand PCL	543
10,477	Cal-Comp Electronics Thailand PCL - Class F	1,017
306,000	IRPC PCL	36,795
140,100	Jasmine International PCL	12,305
34,700	PTT Global Chemical PCL	52,851
147,117	Quality Houses PCL	9,058
1,200	Saha-Union PCL	1,251
25,100	Sansiri PCL	1,067
116,650	SC Asset Corp. PCL	9,505
300	Siam Cement PCL	3,652
500	Sri Ayudhya Capital PCL	490
17,700	Supalai PCL	9,057
21,500	Thai Oil PC	39,022
48,100	Thai Vegetable Oil PCL	30,957
10,500	Thanachart Capital PCL	11,138
2,500	Tipco Asphalt PCL	2,345
		232,889

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TURKEY – 1.7%
2,608	Aksa Akrilik Kimya Sanayii A.S.	$9,098
16,631	Albaraka Turk Katilim Bankasi A.S.	8,108
1,009	Bolu Cimento Sanayii A.S.	1,744
19,798	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	20,300
22,722	Is Yatirim Menkul Degerler A.S.	7,995
1,865	Koza Altin Isletmeleri A.S.	7,945
167	Nuh Cimento Sanayi A.S.	573
28,570	Saf Gayrimenkul Yatirim Ortakligi A.S. - REIT	7,453
4,458	Soda Sanayii A.S.	6,988
555	TAV Havalimanlari Holding A.S.	3,294
6,887	Torunlar Gayrimenkul Yatirim Ortakligi A.S. - REIT	8,293
1,445	Tupras Turkiye Petrol Rafinerileri A.S. *	36,732
1,805	Turk Hava Yollari AO *	4,482
6,848	Turkiye Halk Bankasi A.S.	23,703
16,443	Turkiye Sinai Kalkinma Bankasi A.S.	8,196
27,418	Turkiye Sise ve Cam Fabrikalari A.S.	27,819
1,761	Yeni Gimat Gayrimenkul Ortakligi A.S.	8,675
		191,398
	UNITED ARAB EMIRATES – 0.9%
17,611	Abu Dhabi Commercial Bank PJSC	29,151
60,493	DAMAC Properties Dubai Co. PJSC	38,189
33,467	Dubai Investments PJSC	15,368
453	NMC Health PLC	6,255
17,801	Ras Al Khaimah Ceramics	14,298
		103,261
	TOTAL COMMON STOCKS (Cost $11,120,995)	10,321,730

	PREFERRED STOCKS – 2.8%
	BRAZIL – 1.1%
10,500	Alpargatas S.A.	19,137
1,076	Banco ABC Brasil S.A.	2,170
1,300	Banco do Estado do Rio Grande do Sul S.A.	1,451
1,300	Cia de Gas de Sao Paulo - COMGAS	13,155
2,200	Cia de Saneamento do Parana	1,451
2,400	Cia Paranaense de Energia	13,274
700	Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.*	1,383
35,640	Itausa - Investimentos Itau S.A.	61,687
3,100	Parana Banco S.A.	5,464
		119,172
	CHILE – 0.4%
30,408	Coca-Cola Embonor S.A. - Class B	43,050

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	COLOMBIA – 0.1%
2,548	Banco Davivienda S.A.	$17,978

	KOREA (REPUBLIC OF SOUTH) – 1.2%
74	LG Chem Ltd.	13,475
137	Samsung Electronics Co., Ltd.	115,252
		128,727
	TOTAL PREFERRED STOCKS (Cost $330,260)	308,927

	EXCHANGE-TRADED FUNDS – 3.1%
11	iShares MSCI Qatar Capped ETF	190
31,158	iShares MSCI Russia Capped ETF	344,919

	TOTAL EXCHANGE-TRADED FUNDS (Cost $348,300)	345,109

	RIGHTS – 0.0%
	CHINA – 0.0%
1,190	China Hongqiao Group Ltd.	3

	KOREA (REPUBLIC OF SOUTH) – 0.0%
1	BNK Financial Group, Inc.	1

	TOTAL RIGHTS (Cost $—)	4

	UNITS – 0.0%
	BRAZIL – 0.0%
400	AES Tiete Energia S.A.	1,313

	TOTAL UNITS (Cost $1,421)	1,313

	WARRANT – 0.0%
	MALAYSIA – 0.0%
1,000	OSK Holdings Bhd *	66

	TOTAL WARRANTS (Cost $78)	66

Principal Amount

	SHORT-TERM INVESTMENTS – 0.4%
$39,521	UMB Money Market Fiduciary, 0.01%	39,521

	TOTAL SHORT-TERM INVESTMENTS (Cost $39,521)	39,521

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2016 (Unaudited)

Principal Amount		Value

	TOTAL INVESTMENTS – 99.5% (Cost $11,840,575)	$11,016,670
	Other assets in Excess of liabilities – 0.5%	54,653

	TOTAL NET ASSETS – 100.0%	$11,071,323

ADR – American Depositary Receipt
GDR – Global Depository Receipt
PCL – Public Company Limited
PJSC – Public Joint Stock Company
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $183,421.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 101.2%
	AUSTRALIA – 5.6%
22,540	Abacus Property Group - REIT	$48,529
17,589	Adelaide Brighton Ltd.	59,426
9,477	Altium Ltd.	33,344
73,993	Cromwell Property Group - REIT	52,181
23,487	CSR Ltd.	42,896
195,500	Dick Smith Holdings Ltd.	46,492
56,196	Downer EDI Ltd.	125,820
31,854	ERM Power Ltd.	33,013
26,309	Evolution Mining Ltd.	27,171
71,977	GDI Property Group - REIT	43,301
137,364	Genworth Mortgage Insurance Australia Ltd.	254,856
316,511	MACA Ltd.	157,550
1,456	Matrix Composites & Engineering Ltd.	474
71,466	Metcash Ltd.	89,741
13,621	Mount Gibson Iron Ltd. *	1,783
67,265	OZ Minerals Ltd.	183,999
126,765	Primary Health Care Ltd.	223,411
99,764	Programmed Maintenance Services Ltd.	143,273
228,696	Seven West Media Ltd.	136,208
138,418	Sigma Pharmaceuticals Ltd.	81,450
39,691	Slater & Gordon Ltd.	17,220
34,331	Star Entertainment Grp Ltd.	132,518
57,970	STW Communications Group Ltd.	31,318
90,866	Thorn Group Ltd.	129,080
52,123	WorleyParsons Ltd.	127,886
		2,222,940
	AUSTRIA – 1.3%
226	ams A.G.	6,241
22,059	Austria Technologie & Systemtechnik A.G.	286,456
9,120	EVN A.G.	100,675
10,256	S IMMO A.G. *	85,257
175	Semperit A.G. Holding	5,232
35	Strabag S.E.	852
2,530	Wienerberger A.G.	38,716
		523,429
	BELGIUM – 1.5%
352	Cie d'Entreprises CFE	36,068
1,284	Cofinimmo S.A. - REIT	139,842
5,472	D'ieteren S.A.	179,105
7,994	Euronav N.V.	93,223
2,858	Gimv N.V.	137,722
4,522	Nyrstar N.V. *	6,635

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	BELGIUM (Continued)
21	Tessenderlo Chemie N.V. *	$556
		593,151
	DENMARK – 2.1%
8,737	Dfds A/S	310,050
514	FLSmidth & Co. A/S	18,027
3,019	Matas A/S	57,052
713	PER Aarsleff A/S - Class B	218,610
3,778	Schouw & Co.	223,205
		826,944
	FINLAND – 1.9%
10,953	Atria OYJ	105,831
310	Caverion Corp.	2,954
48,490	Citycon OYJ *	115,722
5,194	Cramo OYJ	99,897
27,269	HKScan OYJ - A Shares	104,060
2,053	Ramirent OYJ	13,724
61,363	Sponda OYJ	250,989
6,521	Valmet OYJ	64,831
310	YIT OYJ	1,652
		759,660
	FRANCE – 4.6%
5,774	Acanthe Developpement S.A. - REIT	3,002
7,326	Assystem	177,773
5,381	Cie des Alpes	81,960
28,100	Derichebourg S.A. *	89,030
7,029	GL Events	122,719
2,636	Ipsen S.A.	151,939
5,419	IPSOS	111,127
13,227	Jacquet Metal Service	179,135
4,210	Korian S.A.	142,470
4,870	Manitou BF S.A.	86,973
7,435	Mersen	108,009
6,784	Neopost S.A.	162,359
32	Nexans S.A. *	1,225
617	Nexity S.A.	27,926
982	Rubis SCA	73,470
518	Saft Groupe S.A.	13,540
2,700	Seche Environnement S.A.	71,661
2,310	Sopra Steria Group	250,403
		1,854,721
	GERMANY – 5.5%
3,026	Aareal Bank A.G.	82,809

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	GERMANY (Continued)
111	Alstria Office REIT - A.G.	$1,447
5,096	Aurubis A.G.	207,767
7,100	Bauer A.G.	108,797
150	Cewe Stiftung & Co. KGaA	7,971
2,542	Draegerwerk A.G. & Co. KGaA	155,173
4,181	Freenet A.G.	130,021
301	Gerresheimer A.G.	21,386
9,155	Gerry Weber International A.G.	122,398
100	Gesco A.G.	7,375
369	Indus Holding A.G.	16,853
73	Kloeckner & Co. S.E.	633
241	MLP A.G.	793
2,920	Rheinmetall A.G.	208,635
1,770	RHOEN-KLINIKUM A.G.	51,402
9,169	SAF-Holland S.A.	106,167
6,524	Salzgitter A.G.	139,354
8,999	Software A.G.	304,450
7,948	STADA Arzneimittel A.G.	275,358
1,251	TLG Immobilien A.G.	23,872
14,942	Wacker Neuson S.E.	211,532
		2,184,193
	HONG KONG – 2.8%
532,000	Century City International Holdings Ltd.	31,677
115,000	Emperor Entertainment Hotel Ltd.	20,538
931,100	Emperor International Holdings Ltd.	149,342
99,700	Giordano International Ltd.	39,857
502,000	Haitong International Securities Group Ltd.	250,565
1,728,000	Hsin Chong Construction Group Ltd.	156,790
196,600	Hutchison Telecommunications Hong Kong Holdings Ltd.	61,995
142,800	IT Ltd.	34,714
92,000	Paliburg Holdings Ltd.	27,550
8,000	Regal Hotels International Holdings Ltd.	4,025
483,000	Regal Real Estate Investment Trust - REIT	112,201
518,000	Samson Holding Ltd.	60,042
504,000	Truly International Holdings Ltd.	114,533
261,400	VST Holdings Ltd.	47,352
44,000	Win Hanverky Holdings Ltd.	6,600
		1,117,781
	IRELAND – 1.7%
262	Grafton Group PLC	2,634
45,436	Hibernia REIT PLC	63,692
1,129	Paddy Power PLC	168,231

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	IRELAND (Continued)
3,510	Smurfit Kappa Group PLC	$76,156
1,888	Smurfit Kappa Group PLC[1]	41,089
44,977	Total Produce PLC	66,995
37,120	UDG Healthcare PLC	277,474
		696,271
	ISRAEL – 1.1%
5,416	Africa Israel Properties Ltd.	61,414
311	B Communications Ltd.	7,943
9,878	Clal Insurance Enterprises Holdings Ltd. *	109,337
24,585	Discount Investment Corp. Ltd. *	34,274
501	Energix-Renewable Energies Ltd. *	341
960	Harel Insurance Investments & Financial Services Ltd.	3,598
25,045	Jerusalem Economy Ltd. *	33,713
9,762	Matrix IT Ltd.	55,492
1,300	Norstar Holdings, Inc.	16,465
34,497	Phoenix Holdings Ltd. *	71,412
7,186	Reit 1 Ltd. - REIT	18,625
8,500	Shikun & Binui Ltd.	13,237
6,600	Shufersal Ltd. *	20,914
		446,765
	ITALY – 4.0%
116,263	A2A S.p.A.	139,412
3,475	ACEA S.p.A.	51,651
43,307	Astaldi S.p.A.	218,205
18,237	ASTM S.p.A.	198,155
1,648	Banca Mediolanum S.p.A.	10,997
37,414	Banca Popolare di Milano Scarl	30,718
4,480	Brembo S.p.A.	183,814
216	Delclima S.p.A.	1,058
11,336	ERG S.p.A.	142,235
64,404	Iren S.p.A.	95,137
3,334	Italmobiliare S.p.A.	94,225
29,144	Societa Cattolica di Assicurazioni SCRL	207,547
56,368	Unipol Gruppo Finanziario S.p.A.	230,956
		1,604,110
	JAPAN – 31.7%
100	Accordia Golf Co., Ltd.	925
106,900	Achilles Corp.	129,350
25,800	Aisan Industry Co., Ltd.	245,935
9,700	AOKI Holdings, Inc.	120,650
8,500	Ashikaga Holdings Co., Ltd.	28,700
92,000	Bank of Saga Ltd.	190,315

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
3,900	Belluna Co., Ltd.	$19,979
10,700	Cawachi Ltd.	180,152
3,300	Chiyoda Integre Co., Ltd.	83,340
8,600	Chudenko Corp.	185,521
600	Coca-Cola West Co., Ltd.	13,237
27,800	Daiken Corp.	67,142
16,100	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	66,973
26,000	Daiwabo Holdings Co., Ltd.	48,729
70,000	DIC Corp.	180,383
300	Dunlop Sports Co., Ltd.	2,026
3,900	EDION Corp.	29,266
58,900	Eighteenth Bank Ltd.	158,954
8,300	Elematec Corp.	165,911
60,000	Fuso Pharmaceutical Industries Ltd.	135,958
10,900	G-Tekt Corp.	138,320
140,000	Godo Steel Ltd.	264,601
12,700	Hakuto Co., Ltd.	121,196
50,000	Hanwa Co., Ltd.	209,925
241	Heiwa Real Estate REIT, Inc.	165,952
88,500	Hokuetsu Bank Ltd.	174,106
21,000	Inabata & Co., Ltd.	201,610
247	Invesco Office J-Reit, Inc.	211,799
100	Itochu-Shokuhin Co., Ltd.	3,466
1,500	IwaiCosmo Holdings, Inc.	16,180
60,300	Japan Pulp & Paper Co., Ltd.	166,535
80	Japan Rental Housing Investments, Inc. - REIT	54,290
500	Joshin Denki Co., Ltd.	4,022
3,700	Kaga Electronics Co., Ltd.	46,304
8,600	Kamei Corp.	80,284
128,000	Kanematsu Corp.	203,889
7,300	Keiyo Co., Ltd.	30,794
22	Kenedix Residential Investment Corp. - REIT	51,255
115	Kenedix Retail REIT Corp.	233,770
15,900	Kiyo Bank Ltd.	204,881
18,500	Kohnan Shoji Co., Ltd.	266,242
18,400	Komori Corp.	207,524
7,700	Konoike Transport Co., Ltd.	95,838
116,000	Kurabo Industries Ltd.	198,141
11,300	Kuroda Electric Co., Ltd.	182,587
1,500	Macnica Fuji Electronics Holdings, Inc. *	18,496
200	Mars Engineering Corp.	3,431
16,000	Maruzen Showa Unyu Co., Ltd.	55,873
1,900	Matsuda Sangyo Co., Ltd.	22,280
101	MCUBS MidCity Investment Corp. - REIT	299,748

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
89,000	Mie Bank Ltd.	$174,508
12,200	Ministop Co., Ltd.	216,180
400	Mirait Holdings Corp.	3,116
9,000	Mitsubishi Steel Manufacturing Co., Ltd.	15,828
21,100	Mitsui High-Tec, Inc.	107,993
30,500	Mitsui Home Co., Ltd.	139,207
52,000	Mitsui Sugar Co., Ltd.	237,885
7,800	Miyazaki Bank Ltd.	21,667
5,100	Nagase & Co., Ltd.	61,087
7,000	Nichicon Corp.	48,010
11,000	Nichirei Corp.	81,922
36,500	Nippon Beet Sugar Manufacturing Co., Ltd.	60,926
28,900	Nippon Flour Mills Co., Ltd.	210,379
14,900	Nippon Light Metal Holdings Co., Ltd.	25,801
43,700	Nippon Road Co., Ltd.	203,862
62,000	Nippon Steel & Sumikin Bussan Corp.	201,453
23,600	Nipro Corp.	234,660
63,000	Nisshin Oillio Group Ltd.	263,339
20,200	Nisshinbo Holdings, Inc.	203,383
59,800	Nissin Corp.	172,805
17,100	Okuwa Co., Ltd.	153,501
16,700	PALTAC Corp.	289,171
25,600	Press Kogyo Co., Ltd.	104,049
4,200	Raysum Co., Ltd.	36,396
9,100	Ryosan Co., Ltd.	246,472
2,000	Ryoyo Electro Corp.	19,821
44,300	Sakai Chemical Industry Co., Ltd.	136,913
20,400	Sanoh Industrial Co., Ltd.	118,206
18,600	Sanshin Electronics Co., Ltd.	180,038
66,000	Sanyo Shokai Ltd.	166,719
39,800	Sekisui Plastics Co., Ltd.	129,506
11,100	Shinko Electric Industries Co., Ltd.	67,949
10,800	Shinko Shoji Co., Ltd.	109,828
12,000	Showa Corp.	105,716
300	Showa Sangyo Co., Ltd.	1,177
45,000	Sinanen Holdings Co., Ltd.	171,017
5,000	Sintokogio Ltd.	37,607
1,100	Skylark Co., Ltd.	12,748
146,400	Sojitz Corp.	316,215
15,400	Taiho Kogyo Co., Ltd.	166,709
4,600	Toho Holdings Co., Ltd.	106,796
800	TOMONY Holdings, Inc.	2,751
61	Top REIT, Inc.	219,900
101,000	Topy Industries Ltd.	201,346

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
32,600	Tosei Corp.	$201,017
22,000	Ube Industries Ltd.	42,849
5,200	UKC Holdings Corp.	108,688
26,900	Vital KSK Holdings, Inc.	203,549
4,000	Warabeya Nichiyo Co., Ltd.	83,755
10,700	Yorozu Corp.	228,979
		12,640,184
	NETHERLANDS – 1.4%
9,375	Accell Group	190,373
948	Arcadis N.V.	12,713
31,607	Delta Lloyd N.V.	186,978
2,343	Kendrion N.V.	54,987
25,335	NSI N.V. - REIT	103,201
2	Royal Imtech N.V. *	—
		548,252
	NEW ZEALAND – 0.9%
76,324	Air New Zealand Ltd.	146,421
38,824	Chorus Ltd. *	94,653
219	Mighty River Power Ltd.	377
41,873	Nuplex Industries Ltd.	112,891
		354,342
	NORWAY – 2.1%
6,491	Aker A.S.A.	115,580
15,202	Atea A.S.A.	123,740
42,017	Austevoll Seafood A.S.A.	269,603
8,295	Avance Gas Holding Ltd. [2]	105,556
11,060	Prosafe S.E.	18,021
49,878	Selvaag Bolig A.S.A.	145,112
16,885	Wilh Wilhelmsen A.S.A.	63,432
		841,044
	PORTUGAL – 0.5%
16,204	NOS SGPS S.A.	117,592
5,310	Pharol SGPS S.A. *	1,375
1,868	Semapa-Sociedade de Investimento e Gestao	22,481
52,374	Sonae SGPS S.A.	58,734
		200,182
	SINGAPORE – 2.2%
109,800	Accordia Golf Trust	39,693
247,825	AIMS AMP Capital Industrial REIT	236,100
148,700	Asian Pay Television Trust	64,883
134,500	Cambridge Industrial Trust - REIT	49,198

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SINGAPORE (Continued)
5,268	Cape PLC	$16,871
27,800	China Merchants Holdings Pacific Ltd.	15,375
228,400	Chip Eng Seng Corp. Ltd.	103,875
2,000	Ho Bee Land Ltd.	2,639
79,060	k1 Ventures Ltd.	53,077
388,500	Lippo Malls Indonesia Retail Trust - REIT	84,540
600	Mapletree Industrial Trust - REIT	649
2,000	Metro Holdings Ltd.	1,177
484,500	Midas Holdings Ltd.	87,235
213,400	Sabana Shari'ah Compliant Industrial Real Estate Investment Trust - REIT	99,809
2,000	Wheelock Properties Singapore Ltd.	1,920
		857,041
	SPAIN – 2.1%
3,451	Bolsas y Mercados Espanoles SHMSF S.A.	103,680
16,312	CIE Automotive S.A.	237,880
535	Corp Financiera Alba S.A.	21,160
13,389	Ebro Foods S.A.	262,411
11,608	Ence Energia y Celulosa S.A.	37,019
16,497	Faes Farma S.A.	48,356
113	Indra Sistemas S.A. *	1,117
1,450	Mediaset Espana Comunicacion S.A.	14,101
6,151	Obrascon Huarte Lain S.A.	32,911
14,195	Papeles y Cartones de Europa S.A.	75,001
379	Viscofan S.A.	22,717
		856,353
	SWEDEN – 4.8%
14,361	B&B Tools A.B. - B Shares	183,799
17,504	Bilia A.B. - A Shares	328,292
9,206	Bure Equity A.B.	68,660
8,270	Holmen A.B.	237,020
4,675	Investment A.B. Oresund	112,957
42,229	KappAhl A.B.	168,140
131,835	Klovern A.B. - A Shares	132,672
73,971	Klovern A.B. - B Shares	73,836
258	L E Lundbergforetagen A.B. - B Shares	13,208
9,672	Lifco A.B. - B Shares	215,130
23,849	Meda A.B. - A Shares	256,656
12,110	Peab A.B.	91,956
3,300	SkiStar A.B.	44,691
		1,927,017
	SWITZERLAND – 4.3%
1,302	Ascom Holding A.G.	20,782

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
5,879	BKW A.G.	$214,351
4,621	Bobst Group S.A.	189,708
398,127	Ferrexpo PLC	99,276
207	Galenica A.G.	289,204
296	Helvetia Holding A.G.	154,245
3,851	Implenia A.G.	188,935
58	Intershop Holding A.G.	23,440
17,524	Kudelski S.A.	240,596
4,519	Logitech International S.A.	71,700
1,315	Valiant Holding A.G.	143,490
31	Vetropack Holding A.G.	43,123
903	Vontobel Holding A.G.	38,038
		1,716,888
	UNITED KINGDOM – 19.1%
46,901	888 Holdings PLC	117,286
1,150	Acacia Mining PLC	3,398
463	Anglo Pacific Group PLC	374
21,987	Avocet Mining PLC *	749
19,815	Barratt Developments PLC	169,969
12,358	Bellway PLC	490,710
6,305	Berkeley Group Holdings PLC	318,761
4,329	BGEO Group PLC	109,604
4,771	Bovis Homes Group PLC	63,931
233,821	Cable & Wireless Communications PLC	230,489
57,346	Carillion PLC	225,380
9,410	Clinigen Group PLC	84,931
6,901	Computacenter PLC	81,321
36,198	Costain Group PLC	181,330
35,773	Crest Nicholson Holdings PLC	292,535
226,336	Debenhams PLC	254,136
10,004	Devro PLC	42,622
12,635	DS Smith PLC	66,110
410,667	DX Group PLC	105,797
1,076,535	EnQuest PLC *	240,065
4,637	Galliford Try PLC	98,553
29,947	Gem Diamonds Ltd.	50,353
23,346	Greene King PLC	294,084
223,905	Highland Gold Mining Ltd.	159,522
7,933	Indivior PLC	17,174
33,323	Intermediate Capital Group PLC	277,790
33,097	Interserve PLC	221,365
12,494	John Wood Group PLC	115,487
1,694	Kier Group PLC	32,303

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
29,601	Lancashire Holdings Ltd.	$264,612
56,365	Man Group PLC	131,821
15,386	Micro Focus International PLC	304,754
61,208	National Express Group PLC	265,014
48,054	NewRiver Retail Ltd. - REIT	230,752
42,832	Northgate PLC	204,474
5,281	OneSavings Bank PLC	23,041
4,701	Pennon Group PLC	59,587
16,148	Phoenix Group Holdings	200,191
19,517	Playtech PLC	214,484
2,943	Premier Farnell PLC	4,225
368,176	Premier Foods PLC *	195,420
8,468	Premier Oil PLC *	2,230
18,173	Redrow PLC	115,496
70,330	RPS Group PLC	183,872
5,853	Savills PLC	63,155
1,948	St. Ives PLC	6,176
512	Stallergenes Greer PLC *	15,247
1,530	Telecom Plus PLC	21,996
27,482	TT Electronics PLC	62,459
49,254	Tullett Prebon PLC	237,174
20,390	UNITE Group PLC	187,514
835	Vedanta Resources PLC	2,928
15,354	Workspace Group PLC - REIT	177,129
16,031	Xaar PLC	109,531
		7,629,411
	TOTAL COMMON STOCKS (Cost $42,369,024)	40,400,679

	PREFERRED STOCKS – 0.2%
	GERMANY – 0.2%
171	Draegerwerk A.G. & Co. KGaA, 1.39%	11,417
37	Jungheinrich A.G., 0.86%	2,953
489	STO S.E. & Co. KGaA, 25.45%	53,636
		68,006
	TOTAL PREFERRED STOCKS (Cost $93,000)	68,006

	WARRANTS – 0.0%
	ISRAEL – 0.0%
—	Discount Investment Corp (Expires 12/21/2016) *	—
—	Discount Investment Corp (Expires 12/21/2017) *	—

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	WARRANTS (Continued)
	ISRAEL (Continued)
—	Discount Investment Corp (Expires 12/21/2018) *	$—
		—
	TOTAL WARRANTS (Cost $—)	—

	TOTAL INVESTMENTS – 101.4% (Cost $42,462,024)	40,468,685
	Liabilities in Excess of other assets – (1.4)%	(549,951)

	TOTAL NET ASSETS – 100.0%	$39,918,734

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Denoted investment is an Ireland security traded on the London Stock Exchange.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $105,556.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill Funds
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2016 (Unaudited)

Note 1 – Organization
Segall Bryant & Hamill Emerging Markets Fund (the “Emerging Markets Fund”) and Segall Bryant & Hamill International Small Cap Fund (the “International Small Cap Fund”) (each a “Fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Emerging Markets Fund’s primary investment objective is to seek long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on June 30, 2014. The Fund’s Class I shares commenced investment operations on June 30, 2011. The Emerging Markets Fund (the “Successor Fund”) acquired the assets and liabilities of the Philadelphia International Emerging Markets Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. With respect to the Philadelphia International Emerging Markets Fund, Class I shareholders received Class A shares of the Successor Fund, and Class IV shareholders received Class I shares of the Successor Fund.  As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.

The International Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on June 30, 2014. The Fund’s Class I shares commenced investment operations on May 31, 2011. The International Small Cap Fund (the “Successor Fund”) acquired the assets and liabilities of the Philadelphia International Small Cap Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. With respect to the Philadelphia International Small Cap Fund, Class I shareholders received Class A shares of the Successor Fund, and Class IV shareholders received Class I shares of the Successor Fund.  As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Segall Bryant & Hamill Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2016 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined.  If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.  Other types of portfolio securities that the Fund may fair value include, but are not limited to:  (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service or broker will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Segall Bryant & Hamill Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2016 (Unaudited)

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Preferred Stocks
Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Note 3 – Federal Income Taxes
At January 31, 2016, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Emerging Markets Fund	International Small Cap Fund
Cost of investments	$11,841,110	$42,543,084

Gross unrealized appreciation	$162,642	$2,721,440
Gross unrealized depreciation	(987,082)	(4,795,839)
Net unrealized appreciation/(depreciation) on investments	$(824,440)	$(2,074,399)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Segall Bryant & Hamill Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2016 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of January 31, 2016, in valuing the Funds’ assets carried at fair value:

Emerging Markets Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Brazil	$202,499	$263,792	$—	$466,291
Chile	80,084	—	—	80,084
China	196,932	1,961,824	—	2,158,756
Colombia	21,160	—	—	21,160
Czech Republic	—	4,058	—	4,058
Egypt	—	39,391	—	39,391
Greece	18,249	32,980	—	51,229
Hong Kong	—	693,925	—	693,925
Hungary	—	6,029	—	6,029
India	891,635	791	—	892,426
Indonesia	21,123	223,318	—	244,441
Korea (Republic of South)	3,885	1,678,149	—	1,682,034
Malaysia	143,385	211,955	—	355,340
Mexico	493,166	—	—	493,166
Peru	15,147	—	—	15,147
Philippines	—	192,699	—	192,699
Poland	34,574	115,176	—	149,750
Qatar	67,254	49,143	—	116,397
Russian Federation	1,019	21,558	—	22,577
South Africa	136,789	625,756	—	762,545
Taiwan	248,085	1,098,652	—	1,346,737
Thailand	3,296	229,593	—	232,889
Turkey	16,670	174,728	—	191,398
United Arab Emirates	20,553	82,708	—	103,261

Preferred Stocks
Brazil	24,601	94,571	—	119,172
Chile	43,050	—	—	43,050
Colombia	17,978	—	—	17,978
Korea (Republic of South)	—	128,727	—	128,727
Exchange-Traded Funds	345,109	—	—	345,109
Rights	4	—	—	4
Warrants	66	—	—	66
Units	1,313	—	—	1,313
Short-Term Investments	39,521	—	—	39,521
Total Investments	$3,087,147	$7,929,523	$—	$11,016,670

Segall Bryant & Hamill Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2016 (Unaudited)

International Small Cap Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Australia	$45,559	$2,177,381	$—	$2,222,940
Austria	106,759	416,670	—	523,429
Belgium	—	593,151	—	593,151
Denmark	—	826,944	—	826,944
Finland	—	759,660	—	759,660
France	442,405	1,412,316	—	1,854,721
Germany	9,616	2,174,577	—	2,184,193
Hong Kong	27,550	1,090,231	—	1,117,781
Ireland	298,918	397,353	—	696,271
Israel	—	446,765	—	446,765
Italy	210,210	1,393,900	—	1,604,110
Japan	—	12,640,184	—	12,640,184
Netherlands	—	548,252	—	548,252
New Zealand	—	354,342	—	354,342
Norway	—	841,044	—	841,044
Portugal	1,375	198,807	—	200,182
Singapore	143,743	713,298	—	857,041
Spain	—	856,353	—	856,353
Sweden	44,691	1,882,326	—	1,927,017
Switzerland	380,190	1,336,698	—	1,716,888
United Kingdom	981,792	6,647,619	—	7,629,411
Preferred Stocks
Germany	53,636	14,370	—	68,006
Warrants	—	—	—	—
Total Investments	$2,746,444	$37,722,241	$—	$40,468,685

Segall Bryant & Hamill Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2016 (Unaudited)

*	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. The following is a reconciliation of transfers between Levels for the Funds from October 31, 2015 to January 31, 2016, represented by recognizing the January 31, 2016 market value of securities:

	Emerging Markets Fund	International Small Cap Fund
Transfers into Level 1	$181,079	$-
Transfers out of Level 1	(2,900,770)	(33,668,258)
Net transfers in (out) of Level 1	$(2,719,691)	$(33,668,258)

Transfers into Level 2	$2,900,770	$33,668,258
Transfers out of Level 2	(181,079)	-
Net transfers in (out) of Level 2	$2,719,691	$33,668,258

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	03/31/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	03/31/16

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	03/31/16